Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Income Taxes

Loss before provision for income taxes consisted of the following (in thousands):

	December 31,
	2021	2020	2019
United Kingdom	$(61,182)	$(33,204)	$(13,990)
Foreign	120	8	—
	$(61,062)	$(33,196)	$(13,990)

Summary of Income Tax Provision

The income tax provision for the years ended December 31, 2021, 2020 and 2019 is comprised of the following (in thousands):

	December 31,
	2021	2020	2019
Current expense:
United Kingdom	$—	$—	$—
Foreign	59	7	—
Total current expense:	59	7	—
Deferred expense (benefit):
United Kingdom	—	—	—
Foreign	(22)	(4)	—
Total deferred expense (benefit):	(22)	(4)	—
Total income tax expense:	$37	$3	$—

Schedule of Reconciliation of Income Tax Expense Computed at Statutory UK Income Taxes

A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	Year Ended December 31,
	2021	2020	2019
Income taxes at UK statutory rate	19.00%	19.00%	19.00%
R&D expenditure	(6.67)%	(6.69)%	(12.37)%
Change in valuation allowance	(20.12)%	(13.12)%	(6.85)%
Change in UK tax rate	7.64%	—	—
Other	(0.13)%	0.80%	0.22%
	(0.28)%	(0.01)%	—

Summary of Significant Component of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021, 2020 and 2019 consist of the following (in thousands):

	December 31,
	2021	2020	2019
Deferred tax assets
Net operating loss carryforwards	$17,742	$7,065	$2,475
Depreciation	(1,311)	(983)	(243)
Non-cash share-based compensation	2,328	769	161
Other	329	241	(2)
Total deferred tax assets	$19,088	$7,092	$2,391
Valuation allowance	(19,062)	(7,088)	(2,391)
Net deferred tax assets	$26	$4	$—

Summary of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021, 2020 and 2019 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards were as follows (in thousands):

	December 31,
	2021	2020	2019
Valuation allowance at beginning of year	$7,088	$2,391	$1,342
Increases recorded to income tax provision	7,624	4,628	996
Exchange difference	(313)	69	53
Change in tax rate	4,663	—	—
Valuation allowance at end of year	$19,062	$7,088	$2,391